Regulatory Capital Requirements (Details)	Dec. 31, 2025 Classification	Dec. 31, 2024
Trustco Bank [Member]
Regulatory Capital Requirements [Abstract]
Number of classifications for prompt corrective action regulations provide (in Classification)	5
Common equity Tier 1 capital conservation buffer	0.025	0.025
Tier 1 risk based capital ratio, capital conservation buffer	0.025	0.025
Total risk based capital ratio, capital conservation buffer	0.025	0.025
TrustCo Bank Corp NY [Member]
Regulatory Capital Requirements [Abstract]
Common equity Tier 1 capital conservation buffer	0.025	0.025
Tier 1 risk based capital ratio, capital conservation buffer	0.025	0.025
Total risk based capital ratio, capital conservation buffer	0.025	0.025